DIVIDENDS ON ORDINARY SHARES - Disclosure of Dividends on Ordinary Shares Declared and Paid (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividend per share (in pence per share)	£ 0	£ 18.35	£ 21.78
Dividends declared and paid	£ 0	£ 1,295	£ 1,538
In respect of current year - first interim
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividend per share (in pence per share)	£ 0	£ 7.88	£ 5.86
Dividends declared and paid	£ 0	£ 556	£ 414
In respect of current year - second interim
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividend per share (in pence per share)	£ 0	£ 10.47	£ 15.92
Dividends declared and paid	£ 0	£ 739	£ 1,124